Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising remuneration related to multi-annual variable objectives, Senior management (Details)
€ in Thousands
	12 Months Ended
	Dec. 31, 2023 EUR (€) employee people	Dec. 31, 2022 EUR (€) employee people	Dec. 31, 2021 employee
Disclosure of transactions between related parties [line items]
Number of persons | employee	212,764	206,462	199,177
Senior Management
Disclosure of transactions between related parties [line items]
Number of persons | people	14	14
Senior Management | Deferred variable compensation plan linked to multiannual objectives
Disclosure of transactions between related parties [line items]
Number of persons | employee	14	14
Cash payment	€ 3,380	€ 3,568
Instrument payment	3,381	3,569
Total	€ 6,761	€ 7,137